Digital Assets Payables (Tables)	12 Months Ended
Mar. 31, 2022
Digital assets payables [Abstract]
Schedule of digital assets payables
	2022	2021
	US$	US$
		(Restated)
Digital assets payables to a non-controlling shareholder	6,200,109	-